Related-Party Transactions (Details) - USD ($)								1 Months Ended	8 Months Ended	9 Months Ended
	Jul. 18, 2025	Jul. 11, 2025	Jun. 25, 2025	Jun. 05, 2025	Apr. 22, 2025	Feb. 05, 2025	Feb. 29, 2024	Feb. 29, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Apr. 21, 2025
Related Party Transaction [Line Items]
Warrants price share (in Dollars per share)										$ 707.39
Shares of common stock		12,500,000
Cash proceeds (in Dollars)							$ 8,000,000	$ 8,000,000
Additional cash proceeds (in Dollars)							$ 2,000,000	$ 2,000,000
Series A Common Warrants [Member]
Related Party Transaction [Line Items]
Sold issued shares							306
Preferred Warrants [Member]
Related Party Transaction [Line Items]
Sold issued shares							2,500
Proceeds of warrants (in Dollars)							$ 8,000,000
Proceeds of warrants exercised (in Dollars)							$ 2,000,000
Pre-funded Warrants [Member]
Related Party Transaction [Line Items]
Warrants price share (in Dollars per share)						$ 39.2
Common stock, shares issued						112,551
February 2025 Common Warrants [Member]
Related Party Transaction [Line Items]
Common stock, shares issued						15,000
Board of Directors [Member]
Related Party Transaction [Line Items]
Sold issued shares						112,500
Consulting fee (in Dollars)									$ 75,000	$ 190,000
Board of Directors [Member] | Pre-funded Warrants [Member]
Related Party Transaction [Line Items]
Common stock, shares issued						127,551
Board of Directors [Member] | February 2025 Common Warrants [Member]
Related Party Transaction [Line Items]
Common stock, shares issued						39.2
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Sold issued shares							10,089
Shares of common stock								10,039
Transfer issued and sold per share (in Dollars per share)								$ 800
Series A Preferred Stock [Member] | Preferred Warrants [Member]
Related Party Transaction [Line Items]
Warrants price share (in Dollars per share)							$ 800	$ 800
Series D Preferred Stock [Member]
Related Party Transaction [Line Items]
Sold issued shares	497		2,315	938	1,000,279					1,000,279
Preferred stock, shares issued												10,000
Series D Preferred Stock [Member] | The "Fourth PIPE Financing" [Member]
Related Party Transaction [Line Items]
Preferred stock, shares issued					6,250
Series A Common Warrants [Member]
Related Party Transaction [Line Items]
Shares of common stock								306
Preferred Warrants [Member]
Related Party Transaction [Line Items]
Shares of common stock								2,500
Common Stock [Member]
Related Party Transaction [Line Items]
Sold issued shares						15,000
Shares of common stock						15,000
Common stock, shares issued						127,551
Preferred Stock [Member] | Series D Preferred Stock [Member]
Related Party Transaction [Line Items]
Sold issued shares					6,250
Preferred stock, shares issued					1,000,279
Preferred Stock [Member] | Series D Preferred Stock [Member] | The "Fourth PIPE Financing" [Member]
Related Party Transaction [Line Items]
Preferred stock, shares issued					1,000,279